Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2013-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	6/5/2013

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2013-SN1

5. Collateral Summary	Collection Period, Begin:	3/1/2014

	Collection Period, End:	3/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	4/15/2014

7. Credit Instruments	Distribution Date:	4/21/2014

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006KAA3	194,000,000.00	0.00	0.0024000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2	02006KAB1	295,000,000.00	189,060,329.15	0.0052000	35,755,737.80	81,926.14	35,837,663.94	0.00	0.00	153,304,591.35
Class A-3	02006KAC9	395,000,000.00	395,000,000.00	0.0072000	0.00	237,000.00	237,000.00	0.00	0.00	395,000,000.00
Class A-4	02006KAD7	102,036,000.00	102,036,000.00	0.0090000	0.00	76,527.00	76,527.00	0.00	0.00	102,036,000.00
Class B	02006KAE5	65,340,000.00	65,340,000.00	0.0122000	0.00	66,429.00	66,429.00	0.00	0.00	65,340,000.00
Class C	02006KAF2	38,609,000.00	38,609,000.00	0.0155000	0.00	49,869.96	49,869.96	0.00	0.00	38,609,000.00
AART Notes		1,089,985,000.00	790,045,329.15		35,755,737.80	511,752.10	36,267,489.90	0.00	0.00	754,289,591.35

Secured Note		1,099,786,048.15	835,485,387.49	0.0155000	35,755,737.80	1,079,168.63	36,834,906.43	0.00	0.00	799,729,649.69

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2	640.8824717	121.2058908	0.2777157	121.4836066	0.00000000	519.6765808
Class A-3	1,000.0000000	0.0000000	0.6000000	0.6000000	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	0.7500000	0.7500000	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.0166667	1.0166667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.2916667	1.2916667	0.00000000	1,000.0000000
Secured Note	759.6799295	32.5115397	0.9812532	33.4927930	0.00000000	727.1683897

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

	Beginning Factor	Ending Factor
Series 2013-SN1 Portfolio	752.5651974	721.4454752
Aggregate ABS Value	777.5238502	747.4263134
Secured Note	759.6799295	727.1683897

	Beginning Factor	Ending Factor
Note Pool Factor	0.7248222	0.6920183

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	3/20/2014	4/20/2014	Actual/360	0.0024000	0.00	0.00	0.00	0.00	0.00
Class A-2	3/20/2014	4/20/2014	30/360	0.0052000	81,926.14	81,926.14	0.00	0.00	0.00
Class A-3	3/20/2014	4/20/2014	30/360	0.0072000	237,000.00	237,000.00	0.00	0.00	0.00
Class A-4	3/20/2014	4/20/2014	30/360	0.0090000	76,527.00	76,527.00	0.00	0.00	0.00
Class B	3/20/2014	4/20/2014	30/360	0.0122000	66,429.00	66,429.00	0.00	0.00	0.00
Class C	3/20/2014	4/20/2014	30/360	0.0155000	49,869.96	49,869.96	0.00	0.00	0.00
Secured Note	3/20/2014	4/20/2014	30/360	0.0155000	1,079,168.63	1,079,168.63	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1
 4. Collections and Dist

A. ACOLT
Collections
Monthly Lease Payments	15,985,392.62
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	134,418.81
Sale Proceeds	28,290,466.21
Monthly Payment Advances	469,750.18
Residual Advances	125,251.75
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	184,877.41
ACOLT Collections	45,190,156.98

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	760,981.02
Reimbursement of Residual Advances	0.00
Total ACOLT Available Distribution Amount	44,429,175.96

Distributions
Total ACOLT Available Distribution Amount	44,429,175.96
Basic Servicing Fee	769,745.68
Secured Note Interest Distributable Amount	1,079,168.63
Secured Note Principal Distributable Amount	35,755,737.80
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	6,824,523.85

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	1,079,168.63
Secured Note Principal Distributable Amount	35,755,737.80
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	36,834,906.43

Distributions
Total AART Available Amount	36,834,906.43
Administration Fee	6,962.38
Aggregate Class A Interest Distributable Amount	395,453.14
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	66,429.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,869.96
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	35,755,737.80
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	560,454.15

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2013-SN1 Portfolio	1,320,320,665.53	993,627,382.34	952,539,369.98
Aggregate ABS Value	1,187,995,481.48	923,694,820.82	887,939,083.02
Secured Note	1,099,786,048.15	835,485,387.49	799,729,649.69
AART Notes	1,089,985,000.00	790,045,329.15	754,289,591.35
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	53,224	45,234	379	1,043	9	8	8	43,787

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.0338500	2.0653000	2.0710000	35.78	35.79	35.87	24.49	17.10	16.42

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.46%	1.10%	0.70%	0.68%	0.65%	0.69%	0.71%	0.59%	0.74%	0.36%	0.67%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	905,816,951.92	(47,845.08)	(0.063)	24,272,003.63	(3,996,172.86)	(16.46)	905,816,951.92	495,062.06	0.055
Preceding	937,636,966.14	(19,041.43)	(0.024)	16,265,984.31	(2,370,527.01)	(14.57)	937,636,966.14	409,770.96	0.044
Next Preceding	967,472,222.90	77,325.94	0.096	19,657,407.99	(2,905,598.18)	(14.78)	967,472,222.90	475,832.71	0.049
Three Month Average			0.003			(15.27)			0.049

Aggregate ABS Value	159,322.05			24,272,003.63
Residual Advance Reimb.	N/A			0.00
Aggregate Sales Proceeds	155,661.07			28,134,805.14
Excess Wear/Mileage Charges	0.00			38,666.04
Other Amounts Received	51,506.06			94,705.31
Current Net Losses (Gains)	(47,845.08)			(3,996,172.86)			Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)	103,944.99			(24,792,419.39)			31 - 60 Days	3,106,366.06	162
Current Net Losses (Gains)	(47,845.08)			(3,996,172.86)			61-90 Days	410,693.40	26
Ending Cum Net Losses (Gains)	56,099.91			(28,788,592.25)			> 90 days	84,368.66	5
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2013-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	5,939,977.41	5,939,977.41	0.00	0.00	5,939,977.41	5,939,977.41
Monthly Payment Advances	1,265,757.22	1,604,383.49	469,750.18	760,981.02	1,313,152.65	N/A
Residual Advances	0.00	98,108.65	125,251.75	0.00	223,360.40	N/A
Payments Ahead	2,361,588.70	2,429,460.77	460,818.47	515,328.00	2,374,951.24	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	98,010,481.48
Current Aggregate Overcollateralization Amount	133,649,491.67
Overcollateralization Target Amount	133,649,491.67
Initial ACOLT Overcollateralization Amount	88,209,433.33
Current ACOLT Overcollateralization Amount	88,209,433.33
Initial AART Overcollateralization Amount	9,801,048.15
Current AART Overcollateralization Amount	45,440,058.34
 This Servicer Certificate relates only to AART 2013-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2013-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.